Capital Structure - Aspire Capital Transaction (Details) - USD ($)		3 Months Ended		12 Months Ended
	Sep. 08, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Class of Stock [Line Items]
Number of shares sold under purchase agreement		10,901,165		9,434,141
Proceeds from sale of stock		$ 1,186,564	$ 0
Aspire Capital | Common Stock Purchase Agreement
Class of Stock [Line Items]
Maximum value of common stock purchases committed to by counterparty	$ 15,000,000.0
Term of the common stock purchase agreement	30 months
Threshold price per common stock on any trading day to present notice for purchase of common stock (usd per share)	$ 0.50
Number of shares sold under purchase agreement	250,000	965,165		763,998
Price per share (usd per share)	$ 4.00
Gross proceeds	$ 1,000,000	$ 789,000
Number of shares of common stock issued as commitment fee	175,000
Proceeds from sale of stock				$ 1,900,000
Aspire Capital | Common Stock Purchase Agreement | Maximum
Class of Stock [Line Items]
Number of common stock issued per day on achieving threshold price per common stock (in shares)	50,000